OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Receivables Prepayments And Other Current Assets
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS

4.	OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS

Other receivables, prepayments and other current assets consist of the following:

	June 30, 2022	December 31, 2021
Other receivables	$—	$—
Deposits (1)	10,676	14,744
Prepayments (2)	6,264	22,589
	$16,940	$37,333

(1)	Deposits represented payments for rental and utilities.
(2)	Prepayments mainly consists of prepayment for insurance and IT related fees.

4.	OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS

Other receivables, prepayments and other current assets consist of the following:

	As of December 31, 2021	As of December 31, 2020

Deposits (1)	$14,744	$15,371
Prepayments (2)	22,589	13,534
	$37,333	$28,905

(1)	Deposits represented payments for rental, utilities and deposit payment to product suppliers.

(2)	Prepayments mainly consists of prepayment for insurance and IT related fees.